Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 217	$ 265
Current tax liabilities	251	124
Accruals	761	801
Provisions	111	119
Other current liabilities	70	64
Total payables, accruals and provisions	$ 1,410	$ 1,373